PPP LOAN (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 27, 2020	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Paycheck protection program income			$ 640,677
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Proceeds from paycheck protection program	$ 640,677
Loan forgiven amount		$ 640,677
Paycheck Protection Program Loan [Member] | Other Income [Member]
Debt Instrument [Line Items]
Paycheck protection program income			$ 640,677